Consolidated Balance Sheets - USD ($)	Feb. 28, 2015	Feb. 28, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 257,820	$ 483,408
Other receivable		20,000
Prepaid expenses	$ 38,748	12,073
Deferred financing cost		60,523
Total Current Assets	$ 296,568	576,004
Equipment (net of accumulated depreciation of $96,089 and $34,194, respectively)	526,606	204,254
Refundable deposit	(278,952)	(10,367)
TOTAL ASSETS	1,102,126	790,625
Current liabilities
Accounts payable	293,152	$ 257,965
Accrued expense	4,565
Current portion of capital lease	$ 99,965
Convertible notes (net of discount of $206,636)		$ 2,475,717
Accrued interest payable	$ 2,351	$ 137,701
Accrued dividends on Series B Preferred Stock	16,767
Total Current Liabilities	416,800	$ 2,871,383
Capital lease	169,676
Warrant liability	273,000
TOTAL LIABILITIES	859,476	$ 2,871,383
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, ($0.0001 par value; 150,000,000 shares authorized; 27,470,960 and 21,573,899 shares issued and outstanding respectively)	2,747	2,157
Additional Paid-in-capital	18,962,965	8,644,760
Accumulated deficit	(18,723,149)	(10,727,675)
Total stockholders' equity (Deficit)	242,650	(2,080,758)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	1,102,126	$ 790,625
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding resectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding resectively)	$ 87
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding resectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding resectively)